Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	$ (13,158)	$ (25,588)	$ 297
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Depreciation	2,129	1,609	351
Share-based compensation expenses	1,685	309	1,536
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	1,723	3,072	21,656
(Decrease) increase in accrued expenses and other payables	(4,536)	(21,781)	(8,891)
Net cash provided by (used in) operating activities	(8,782)	(10,360)	82,042
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,349)	(1,663)	(3,653)
Net cash (used in) provided by investing activities	38,011	141,244	(140,383)
Cash flows from financing activities:
Proceeds from short term bank borrowing	92,432	40,000
Repayment of short term bank borrowing	(132,432)		(4,824)
Share repurchase program	(36,704)	(17,561)
Dividend paid	(3,230)	(3,581)	(27,093)
Proceeds from options exercise	3,996	89	2,598
Net cash (used in) provided by financing activities	(75,938)	18,947	(32,877)
Cash and cash equivalents at beginning of year	212,760	68,707	157,838
Cash and cash equivalents at end of year	157,371	212,760	68,707
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Nam Tai shareholders	(13,158)	(25,588)	297
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	1,871	(105,830)	17,476
Depreciation	237		111
Share-based compensation expenses	1,685	309	1,536
Cancellation of loan and interest owing by subsidiary		133,354
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	1,460	(1,197)	(2,553)
(Decrease) increase in accrued expenses and other payables	496	53	(929)
Net cash provided by (used in) operating activities	(7,409)	1,101	15,938
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)
(Increase) decrease in short term investment	24,753	(8,530)	(15,793)
(Increase) decrease in amounts due from subsidiaries	(6,742)	4,046	(3,683)
Net cash (used in) provided by investing activities	18,010	(4,484)	(19,476)
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary	40,625
Proceeds from short term bank borrowing	92,432	40,000
Repayment of short term bank borrowing	(132,432)
Share repurchase program	(36,704)	(17,561)
Dividend paid	(3,230)	(3,581)	(27,093)
Proceeds from options exercise	3,996	89	2,598
Net cash (used in) provided by financing activities	(35,313)	18,947	(24,495)
Net (decrease) increase in cash and cash equivalents	(24,712)	15,564	(28,033)
Cash and cash equivalents at beginning of year	56,099	40,535	68,568
Cash and cash equivalents at end of year	$ 31,387	$ 56,099	$ 40,535